Shareholders' Equity (Deficit) (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Jul. 16, 2021 $ / shares shares	Jun. 01, 2021 $ / shares shares	Mar. 18, 2021 $ / shares shares	Mar. 18, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 26, 2023 USD ($) $ / shares shares	Dec. 17, 2021 shares	Jun. 01, 2021 ₪ / shares shares
Shareholders' Equity [Line Items]
Aggregate of ordinary shares					756,333	655,601	1,240,204
Ordinary shares		8,435,375	24,800,000	1		1,877,196
Ordinary shares capital		15,000,000	310,000,000	310,000,000		22,382					15,000,000
Warrants exercise price (in Dollars per share) | $ / shares	$ 5.5
Shareholders approved | (per share)		$ 2.94									₪ 0.125
Authorized share capital			310,000,000	310,000,000
Reverse split		reverse split at a ratio of 2.94 to 1
Sold ordinary shares	2,909,091
Tradable warrants	3,345,455
Additional offering direct costs (in Dollars) | $						$ 1,543
Gross proceeds (in Dollars) | $						$ 16,033
Fair value warrants						436,364
Granted to underwriters (in Dollars) | $						$ 589
Tradable warrants to purchase						145,455
Percentage of exercise price						125.00%
Percentage of exercise of tradable warrants						7.00%
Fair value of the financial liability (in Dollars) | $						$ 310
Non-cash expenses (in Dollars) | $						1,163
Non-direct expenses (in Dollars) | $						722
Cash expenses (in Dollars) | $						123
Profit and loss (in Dollars) | $						$ 546
Options exercise shares						133,329	7,030	24,631
Authorized share capital										100,000,000
Stock Issued During Period, Shares, Other						17,566
Purchase price of per share (in Dollars per share) | $ / shares									$ 1.28
Pre funded warrant, per share (in Dollars per share) | $ / shares									$ 0.001
Underwriting discounts (in Dollars) | $						$ 3,424
Offering cost (in Dollars) | $						$ 454			$ 3,424
Percentage of agreement warrants						7.00%
Price per share (in Dollars per share) | $ / shares						$ 1.6
Issuance costs (in Dollars) | $						$ 131		$ 131
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares capital									1,375,000
Options exercise shares						37,972
Stock Issued During Period, Shares, Other						17,566
Purchase price of per share (in Dollars per share) | $ / shares									$ 1.28
Maximum [Member]
Shareholders' Equity [Line Items]
Shareholders approved | $ / shares			$ 12.5	$ 12.5
Minimum [Member]
Shareholders' Equity [Line Items]
Ordinary shares capital			1	1
Pre-Funded Warrants [Member]
Shareholders' Equity [Line Items]
Ordinary shares capital						1,656,250			1,375,000
Shareholders approved | $ / shares						$ 0.01
Purchase price of per share (in Dollars per share) | $ / shares									$ 1.28
Warrant purchase [Member]
Shareholders' Equity [Line Items]
Ordinary shares capital						212,188			1,656,250
Purchase price of per share (in Dollars per share) | $ / shares									$ 1.28
Warrant purchase [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares capital									3,031,250
IPO [Member]
Shareholders' Equity [Line Items]
Aggregate of ordinary shares						27,566
Ordinary shares capital					169,019	2,113,905
Proceeds received (in Dollars) | $						$ 14,490
Granted to underwriters (in Dollars) | $						264
Non-direct expenses (in Dollars) | $						3,551
Profit and loss (in Dollars) | $						$ 3,032
Over-Allotment Option [Member]
Shareholders' Equity [Line Items]
Tradable warrants	436,364
Restricted Stock Units [Member]
Shareholders' Equity [Line Items]
Aggregate of ordinary shares						1,226,448
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares capital						212,188
Warrants exercise price (in Dollars per share) | $ / shares					$ 5.5
Shareholders approved | $ / shares			$ 12.5	$ 12.5
Investor [Member]
Shareholders' Equity [Line Items]
Non tradable warrants						1,149,582
Brokers [Member]
Shareholders' Equity [Line Items]
Non tradable warrants						16,587